Commitments	6 Months Ended
Jun. 30, 2013
Commitments [Abstract]
Commitments
NOTE 8: Commitments

Legal

On May 9, 2012, the Company entered into a note with Asher Enterprises in the amount of $47,500. Per the Note agreement, the Company is required to hold 5 "times" the amount of shares it would take to convert the note in reserve.  On November 21, 2012, the Company has defaulted on its convertible note with Asher Enterprises which it entered into on May 9, 2012. Per the terms of the agreement, Asher Enterprises triggered the default as the Company was not in compliance with its filing requirements per Securities and Exchange Commission 1934 Exchange Act. As such the Company, as of the date of the default, will accrue for the interest rate of 22% in relation to the terms set within the convertible note agreement, and repayment of 150% the amount of principal of $71,250.

As of June 30, 2012, the promissory note with Trafalgar Capital is in default due to nonpayment. The default accelerates the principal and interest payments to be due on demand (see Note 10: subsequent events).